UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Mega Cap Stock Fund

1.864816.103

AGII-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW)	13,163	$ 881,172
Distributors - 0.4%
Li & Fung Ltd.	2,022,000	3,373,830
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp. unit	74,600	2,260,380
McDonald's Corp.	128,300	11,267,306
Yum! Brands, Inc.	123,800	6,114,482
		19,642,168
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	507,000	10,489,830
The Walt Disney Co.	126,400	3,812,224
Thomson Reuters Corp.	20,400	552,666
Time Warner, Inc.	448,500	13,441,545
Viacom, Inc. Class B (non-vtg.)	90,700	3,513,718
		31,809,983
Multiline Retail - 1.7%
Target Corp.	335,200	16,438,208
Specialty Retail - 2.2%
Home Depot, Inc.	232,700	7,648,849
Lowe's Companies, Inc.	502,000	9,708,680
Staples, Inc.	250,843	3,336,212
		20,693,741
TOTAL CONSUMER DISCRETIONARY		92,839,102
CONSUMER STAPLES - 11.4%
Beverages - 3.0%
PepsiCo, Inc.	353,600	21,887,840
The Coca-Cola Co.	97,100	6,560,076
		28,447,916
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	164,200	5,513,836
Sysco Corp.	130,400	3,377,360
Walgreen Co.	250,400	8,235,656
		17,126,852
Food Products - 0.9%
Danone	130,317	8,066,461
Household Products - 4.5%
Colgate-Palmolive Co.	110,100	9,763,668
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	207,200	$ 14,713,272
Procter & Gamble Co.	276,200	17,450,316
		41,927,256
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	73,200	6,202,236
Philip Morris International, Inc.	86,030	5,366,551
		11,568,787
TOTAL CONSUMER STAPLES		107,137,272
ENERGY - 12.5%
Energy Equipment & Services - 1.2%
Halliburton Co.	133,700	4,080,524
National Oilwell Varco, Inc.	56,900	2,914,418
Transocean Ltd. (United States)	84,500	4,034,030
		11,028,972
Oil, Gas & Consumable Fuels - 11.3%
Apache Corp.	40,900	3,281,816
Chevron Corp.	336,600	31,142,232
Exxon Mobil Corp.	576,671	41,883,615
Hess Corp.	17,100	897,066
Occidental Petroleum Corp.	117,400	8,394,100
Royal Dutch Shell PLC Class A sponsored ADR	165,000	10,150,800
Suncor Energy, Inc.	190,300	4,857,796
Talisman Energy, Inc.	206,400	2,535,946
Williams Companies, Inc.	116,500	2,835,610
		105,978,981
TOTAL ENERGY		117,007,953
FINANCIALS - 16.0%
Capital Markets - 2.5%
BlackRock, Inc. Class A	11,500	1,702,115
Charles Schwab Corp.	162,200	1,827,994
Goldman Sachs Group, Inc.	80,600	7,620,730
Morgan Stanley	437,500	5,906,250
Northern Trust Corp.	100,400	3,511,992
State Street Corp.	87,600	2,817,216
		23,386,297
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 7.9%
BB&T Corp.	546,100	$ 11,648,313
Standard Chartered PLC (United Kingdom)	97,962	1,966,487
U.S. Bancorp	648,800	15,272,752
Wells Fargo & Co.	1,880,130	45,348,736
		74,236,288
Diversified Financial Services - 5.1%
Citigroup, Inc.	480,470	12,309,641
JPMorgan Chase & Co.	1,170,600	35,258,472
		47,568,113
Insurance - 0.5%
AFLAC, Inc.	23,800	831,810
MetLife, Inc.	158,000	4,425,580
		5,257,390
TOTAL FINANCIALS		150,448,088
HEALTH CARE - 10.2%
Biotechnology - 1.8%
Amgen, Inc.	250,290	13,753,436
Gilead Sciences, Inc. (a)	85,500	3,317,400
		17,070,836
Health Care Providers & Services - 1.5%
Express Scripts, Inc. (a)	86,300	3,199,141
McKesson Corp.	118,200	8,593,140
Medco Health Solutions, Inc. (a)	45,500	2,133,495
		13,925,776
Pharmaceuticals - 6.9%
Abbott Laboratories	187,100	9,568,294
GlaxoSmithKline PLC sponsored ADR	213,500	8,815,415
Johnson & Johnson	125,100	7,970,121
Merck & Co., Inc.	520,800	17,035,368
Pfizer, Inc.	1,028,300	18,180,344
Roche Holding AG (participation certificate)	18,474	2,998,152
		64,567,694
TOTAL HEALTH CARE		95,564,306
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	215,200	$ 9,449,432
The Boeing Co.	106,300	6,432,213
United Technologies Corp.	156,100	10,983,196
		26,864,841
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	150,100	9,478,815
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	82,100	2,673,176
Electrical Equipment - 0.6%
Emerson Electric Co.	131,500	5,432,265
Industrial Conglomerates - 4.6%
Danaher Corp.	147,900	6,202,926
General Electric Co.	1,805,500	27,515,820
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	543,597	9,752,130
		43,470,876
Machinery - 1.6%
Ingersoll-Rand Co. Ltd.	415,399	11,668,558
PACCAR, Inc.	106,800	3,611,976
		15,280,534
Road & Rail - 0.3%
Union Pacific Corp.	30,500	2,490,935
TOTAL INDUSTRIALS		105,691,442
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.5%
Cisco Systems, Inc.	1,232,400	19,089,876
Juniper Networks, Inc. (a)	293,965	5,073,836
QUALCOMM, Inc.	182,600	8,879,838
		33,043,550
Computers & Peripherals - 7.1%
Apple, Inc. (a)	129,201	49,248,837
EMC Corp. (a)	463,900	9,737,261
Hewlett-Packard Co.	351,600	7,893,420
		66,879,518
Electronic Equipment & Components - 0.8%
Corning, Inc.	598,900	7,402,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.6%
Google, Inc. Class A (a)	46,650	$ 23,995,827
IT Services - 5.8%
Accenture PLC Class A	99,300	5,231,124
Cognizant Technology Solutions Corp. Class A (a)	116,600	7,310,820
International Business Machines Corp.	95,500	16,715,365
MasterCard, Inc. Class A	47,500	15,065,100
Visa, Inc. Class A	123,500	10,586,420
		54,908,829
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	280,300	3,203,829
Texas Instruments, Inc.	199,300	5,311,345
		8,515,174
Software - 4.1%
Microsoft Corp.	877,400	21,838,486
Oracle Corp.	570,900	16,407,666
		38,246,152
TOTAL INFORMATION TECHNOLOGY		232,991,454
MATERIALS - 0.5%
Chemicals - 0.5%
BASF AG	22,161	1,368,324
LyondellBasell Industries NV Class A	38,600	942,998
PPG Industries, Inc.	25,700	1,815,962
		4,127,284
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	619,400	1,882,976
UTILITIES - 0.8%
Electric Utilities - 0.5%
NextEra Energy, Inc.	34,400	1,858,288
PPL Corp.	91,430	2,609,412
		4,467,700
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.3%
National Grid PLC	296,142	$ 2,936,020
TOTAL UTILITIES		7,403,720
TOTAL COMMON STOCKS (Cost $994,795,802)		915,093,597
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.1%
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	18,100	985,319
Nonconvertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
Porsche Automobil Holding SE (Germany)	158,925	7,711,177
Volkswagen AG	41,300	5,536,141
		13,247,318
TOTAL PREFERRED STOCKS (Cost $16,905,216)		14,232,637
Money Market Funds - 0.0%

Fidelity Cash Central Fund, 0.12% (b) (Cost $155,037)	155,037	155,037
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,011,856,055)		929,481,271
NET OTHER ASSETS (LIABILITIES) - 0.9%		8,732,686
NET ASSETS - 100%		$ 938,213,957
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,836
Fidelity Securities Lending Cash Central Fund	11,996
Total	$ 13,832
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 106,086,420	$ 102,712,590	$ 3,373,830	$ -
Consumer Staples	107,137,272	107,137,272	-	-
Energy	117,007,953	117,007,953	-	-
Financials	150,448,088	150,448,088	-	-
Health Care	95,564,306	95,564,306	-	-
Industrials	105,691,442	105,691,442	-	-
Information Technology	232,991,454	232,991,454	-	-
Materials	4,127,284	4,127,284	-	-
Telecommunication Services	1,882,976	1,882,976	-	-
Utilities	8,389,039	4,467,700	3,921,339	-
Money Market Funds	155,037	155,037	-	-
Total Investments in Securities:	$ 929,481,271	$ 922,186,102	$ 7,295,169	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $1,019,032,687. Net unrealized depreciation aggregated $89,551,416, of which $41,250,202 related to appreciated investment securities and $130,801,618 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

September 30, 2011

1.808775.107

CII-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.8%
Gentex Corp.	304,979	$ 7,335
Automobiles - 1.1%
Harley-Davidson, Inc.	199,194	6,838
Tesla Motors, Inc. (a)(d)	133,392	3,253
		10,091
Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes SA	79,700	1,025
Kroton Educacional SA unit (a)	103,400	987
Weight Watchers International, Inc.	120,586	7,024
		9,036
Hotels, Restaurants & Leisure - 3.4%
Arcos Dorados Holdings, Inc.	24,400	566
Chipotle Mexican Grill, Inc. (a)	4,307	1,305
McDonald's Corp.	225,200	19,777
Starbucks Corp.	260,126	9,700
		31,348
Household Durables - 0.5%
Tupperware Brands Corp.	81,372	4,373
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	55,608	12,024
Media - 0.4%
Discovery Communications, Inc. Class C (non-vtg.) (a)	112,550	3,956
Multiline Retail - 1.6%
Dollar General Corp. (a)	56,242	2,124
Dollarama, Inc.	184,190	6,378
Dollarama, Inc. (a)(e)	25,900	897
Target Corp.	113,239	5,553
		14,952
Specialty Retail - 4.4%
AutoZone, Inc. (a)	7,400	2,362
Bed Bath & Beyond, Inc. (a)	96,795	5,547
GNC Holdings, Inc. (d)	101,678	2,046
Home Depot, Inc.	78,900	2,593
Lowe's Companies, Inc.	171,655	3,320
Ross Stores, Inc.	77,633	6,109
TJX Companies, Inc.	99,209	5,503
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	118,024	7,345
Vitamin Shoppe, Inc. (a)	155,905	5,837
		40,662
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Arezzo Industria e Comercio SA	4,000	$ 40
Burberry Group PLC	44,421	813
NIKE, Inc. Class B	73,498	6,285
		7,138
TOTAL CONSUMER DISCRETIONARY		140,915
CONSUMER STAPLES - 7.4%
Beverages - 1.1%
The Coca-Cola Co.	154,900	10,465
Food & Staples Retailing - 0.6%
Chefs' Warehouse Holdings (a)	15,100	178
Costco Wholesale Corp.	19,100	1,568
Droga Raia SA	41,000	560
Drogasil SA	73,000	437
Whole Foods Market, Inc.	40,802	2,665
		5,408
Food Products - 1.5%
Green Mountain Coffee Roasters, Inc. (a)	84,281	7,833
Mead Johnson Nutrition Co. Class A	84,731	5,832
		13,665
Household Products - 0.9%
Colgate-Palmolive Co.	93,503	8,292
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	11,934	1,048
Herbalife Ltd.	212,584	11,395
		12,443
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	87,000	7,372
Philip Morris International, Inc.	165,800	10,343
		17,715
TOTAL CONSUMER STAPLES		67,988
ENERGY - 9.9%
Energy Equipment & Services - 6.7%
Aker Solutions ASA	191,281	1,853
Baker Hughes, Inc.	294,710	13,604
Cameron International Corp. (a)	76,000	3,157
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Dresser-Rand Group, Inc. (a)	90,005	$ 3,648
Halliburton Co.	600,323	18,322
ION Geophysical Corp. (a)	211,100	999
Kvaerner ASA (a)	96,088	127
National Oilwell Varco, Inc.	57,600	2,950
Oceaneering International, Inc.	137,156	4,847
Schlumberger Ltd.	155,601	9,294
Transocean Ltd. (United States)	80,891	3,862
		62,663
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	41,381	2,609
Apache Corp.	26,759	2,147
Atlas Pipeline Partners, LP	99,288	2,966
Concho Resources, Inc. (a)	48,621	3,459
Noble Energy, Inc.	34,800	2,464
Occidental Petroleum Corp.	150,627	10,770
Pioneer Natural Resources Co.	19,700	1,296
Valero Energy Corp.	117,000	2,080
Whiting Petroleum Corp. (a)	46,501	1,631
		29,422
TOTAL ENERGY		92,085
FINANCIALS - 3.5%
Capital Markets - 2.0%
BlackRock, Inc. Class A	41,491	6,141
Charles Schwab Corp.	224,451	2,530
GP Investments Ltd. (depositary receipt) (a)	362,094	866
Invesco Ltd.	304,121	4,717
JMP Group, Inc.	36,200	210
Noah Holdings Ltd. sponsored ADR (d)	170,050	1,564
T. Rowe Price Group, Inc.	49,878	2,383
		18,411
Consumer Finance - 0.2%
Shriram Transport Finance Co. Ltd.	187,926	2,332
Diversified Financial Services - 0.9%
CME Group, Inc.	32,558	8,022
Real Estate Investment Trusts - 0.1%
Public Storage	12,430	1,384
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	241,400	$ 2,465
TOTAL FINANCIALS		32,614
HEALTH CARE - 4.7%
Biotechnology - 0.6%
Amarin Corp. PLC ADR (a)	145,600	1,340
Amgen, Inc.	46,300	2,544
Biogen Idec, Inc. (a)	15,100	1,407
		5,291
Health Care Providers & Services - 0.4%
HMS Holdings Corp. (a)	50,100	1,222
Odontoprev SA	30,400	449
VCA Antech, Inc. (a)	114,559	1,831
		3,502
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	32,481	1,329
Pharmaceuticals - 3.6%
Aegerion Pharmaceuticals, Inc.	31,100	394
Allergan, Inc.	44,989	3,706
Novo Nordisk A/S Series B	118,655	11,834
Perrigo Co.	76,237	7,403
Valeant Pharmaceuticals International, Inc. (Canada) (d)	274,125	10,214
		33,551
TOTAL HEALTH CARE		43,673
INDUSTRIALS - 15.5%
Aerospace & Defense - 7.8%
Esterline Technologies Corp. (a)	77,961	4,041
Goodrich Corp.	164,921	19,903
Honeywell International, Inc.	175,519	7,707
Precision Castparts Corp.	79,053	12,290
TransDigm Group, Inc. (a)	46,058	3,762
United Technologies Corp.	344,318	24,226
		71,929
Building Products - 0.3%
A.O. Smith Corp.	92,845	2,974
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
Cintas Corp.	101,371	$ 2,853
KAR Auction Services, Inc. (a)	117,965	1,429
Waste Connections, Inc.	59,250	2,004
		6,286
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	115,031	3,714
Electrical Equipment - 2.5%
AMETEK, Inc.	58,865	1,941
Emerson Electric Co.	221,336	9,143
Polypore International, Inc. (a)	96,085	5,431
Regal-Beloit Corp.	46,000	2,087
Roper Industries, Inc.	68,300	4,707
		23,309
Industrial Conglomerates - 1.3%
Danaher Corp.	283,800	11,903
Machinery - 0.7%
CLARCOR, Inc.	126,229	5,223
Flowserve Corp.	17,900	1,325
		6,548
Professional Services - 0.8%
51job, Inc. sponsored ADR (a)	27,610	1,102
IHS, Inc. Class A (a)	32,400	2,424
Qualicorp SA	154,700	1,151
Robert Half International, Inc.	128,337	2,723
		7,400
Trading Companies & Distributors - 1.0%
Mills Estruturas e Servicos de Engenharia SA	182,200	1,869
MSC Industrial Direct Co., Inc. Class A	17,600	994
W.W. Grainger, Inc.	45,838	6,855
		9,718
TOTAL INDUSTRIALS		143,781
INFORMATION TECHNOLOGY - 31.4%
Communications Equipment - 2.1%
QUALCOMM, Inc.	401,932	19,546
Computers & Peripherals - 8.9%
Apple, Inc. (a)	196,581	74,929
EMC Corp. (a)	162,640	3,414
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	37,009	$ 1,256
OCZ Technology Group, Inc. (a)(d)	271,527	1,317
SanDisk Corp. (a)	46,549	1,878
		82,794
Electronic Equipment & Components - 0.4%
IPG Photonics Corp. (a)	32,614	1,417
Keyence Corp.	8,300	2,271
		3,688
Internet Software & Services - 5.9%
Baidu.com, Inc. sponsored ADR (a)	12,762	1,364
Dice Holdings, Inc. (a)	203,058	1,588
eBay, Inc. (a)	167,087	4,927
Google, Inc. Class A (a)	66,491	34,202
KIT Digital, Inc. (a)(d)	378,896	3,183
Mercadolibre, Inc. (d)	21,858	1,175
Velti PLC (a)	334,159	2,209
VeriSign, Inc.	219,080	6,268
		54,916
IT Services - 3.6%
Accenture PLC Class A	321,435	16,933
Cognizant Technology Solutions Corp. Class A (a)	121,970	7,648
Fidelity National Information Services, Inc.	106,300	2,585
Heartland Payment Systems, Inc.	181,242	3,574
MasterCard, Inc. Class A	6,100	1,935
ServiceSource International, Inc. (d)	47,100	622
		33,297
Semiconductors & Semiconductor Equipment - 2.1%
ARM Holdings PLC sponsored ADR	305,319	7,786
ASML Holding NV	57,500	1,986
Avago Technologies Ltd.	99,307	3,254
Broadcom Corp. Class A	131,392	4,374
Linear Technology Corp.	77,900	2,154
		19,554
Software - 8.4%
ANSYS, Inc. (a)	79,858	3,916
Ariba, Inc. (a)	403,303	11,176
Check Point Software Technologies Ltd. (a)	121,300	6,400
Citrix Systems, Inc. (a)	179,590	9,793
Computer Modelling Group Ltd.	132,700	1,685
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Concur Technologies, Inc. (a)	20,351	$ 757
Intuit, Inc.	142,653	6,767
Kingdee International Software Group Co. Ltd.	2,779,600	1,039
Oracle Corp.	628,871	18,074
RealPage, Inc. (a)	33,504	685
Red Hat, Inc. (a)	56,500	2,388
salesforce.com, Inc. (a)	77,766	8,887
SolarWinds, Inc. (a)	112,327	2,473
VMware, Inc. Class A (a)	41,975	3,374
		77,414
TOTAL INFORMATION TECHNOLOGY		291,209
MATERIALS - 6.0%
Chemicals - 3.3%
Albemarle Corp.	32,000	1,293
CF Industries Holdings, Inc.	29,000	3,578
Ecolab, Inc. (d)	42,300	2,068
FMC Corp.	66,873	4,625
Lanxess AG	25,500	1,238
Monsanto Co.	74,381	4,466
Praxair, Inc.	69,000	6,450
The Mosaic Co.	73,777	3,613
W.R. Grace & Co. (a)	86,254	2,872
		30,203
Metals & Mining - 2.7%
Grande Cache Coal Corp. (a)	654,870	2,599
Iluka Resources Ltd.	314,982	3,688
Kenmare Resources PLC (a)	4,137,217	2,194
Mirabela Nickel Ltd. (a)	965,586	1,230
Newmont Mining Corp.	178,219	11,210
Teck Resources Ltd. Class B (sub. vtg.)	37,700	1,112
Walter Energy, Inc.	55,000	3,301
		25,334
TOTAL MATERIALS		55,537
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	125,028	$ 6,727
TIM Participacoes SA sponsored ADR	346,914	8,173
		14,900
TOTAL COMMON STOCKS (Cost $911,510)		882,702
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 0.12% (b)	47,961,852	47,962
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	9,806,898	9,807
TOTAL MONEY MARKET FUNDS (Cost $57,769)		57,769
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $969,279)		940,471
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(13,282)
NET ASSETS - 100%		$ 927,189
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $897,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	57
Total	$ 67
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 140,915	$ 140,915	$ -	$ -
Consumer Staples	67,988	67,988	-	-
Energy	92,085	92,085	-	-
Financials	32,614	30,282	2,332	-
Health Care	43,673	31,839	11,834	-
Industrials	143,781	143,781	-	-
Information Technology	291,209	287,899	3,310	-
Materials	55,537	50,619	4,918	-
Telecommunication Services	14,900	14,900	-	-
Money Market Funds	57,769	57,769	-	-
Total Investments in Securities:	$ 940,471	$ 918,077	$ 22,394	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $972,158,000. Net unrealized depreciation aggregated $31,687,000, of which $94,552,000 related to appreciated investment securities and $126,239,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock Fund

September 30, 2011

1.808770.107

GII-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW)	13,163	$ 881,172
Distributors - 0.4%
Li & Fung Ltd.	2,022,000	3,373,830
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp. unit	74,600	2,260,380
McDonald's Corp.	128,300	11,267,306
Yum! Brands, Inc.	123,800	6,114,482
		19,642,168
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	507,000	10,489,830
The Walt Disney Co.	126,400	3,812,224
Thomson Reuters Corp.	20,400	552,666
Time Warner, Inc.	448,500	13,441,545
Viacom, Inc. Class B (non-vtg.)	90,700	3,513,718
		31,809,983
Multiline Retail - 1.7%
Target Corp.	335,200	16,438,208
Specialty Retail - 2.2%
Home Depot, Inc.	232,700	7,648,849
Lowe's Companies, Inc.	502,000	9,708,680
Staples, Inc.	250,843	3,336,212
		20,693,741
TOTAL CONSUMER DISCRETIONARY		92,839,102
CONSUMER STAPLES - 11.4%
Beverages - 3.0%
PepsiCo, Inc.	353,600	21,887,840
The Coca-Cola Co.	97,100	6,560,076
		28,447,916
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	164,200	5,513,836
Sysco Corp.	130,400	3,377,360
Walgreen Co.	250,400	8,235,656
		17,126,852
Food Products - 0.9%
Danone	130,317	8,066,461
Household Products - 4.5%
Colgate-Palmolive Co.	110,100	9,763,668
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	207,200	$ 14,713,272
Procter & Gamble Co.	276,200	17,450,316
		41,927,256
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	73,200	6,202,236
Philip Morris International, Inc.	86,030	5,366,551
		11,568,787
TOTAL CONSUMER STAPLES		107,137,272
ENERGY - 12.5%
Energy Equipment & Services - 1.2%
Halliburton Co.	133,700	4,080,524
National Oilwell Varco, Inc.	56,900	2,914,418
Transocean Ltd. (United States)	84,500	4,034,030
		11,028,972
Oil, Gas & Consumable Fuels - 11.3%
Apache Corp.	40,900	3,281,816
Chevron Corp.	336,600	31,142,232
Exxon Mobil Corp.	576,671	41,883,615
Hess Corp.	17,100	897,066
Occidental Petroleum Corp.	117,400	8,394,100
Royal Dutch Shell PLC Class A sponsored ADR	165,000	10,150,800
Suncor Energy, Inc.	190,300	4,857,796
Talisman Energy, Inc.	206,400	2,535,946
Williams Companies, Inc.	116,500	2,835,610
		105,978,981
TOTAL ENERGY		117,007,953
FINANCIALS - 16.0%
Capital Markets - 2.5%
BlackRock, Inc. Class A	11,500	1,702,115
Charles Schwab Corp.	162,200	1,827,994
Goldman Sachs Group, Inc.	80,600	7,620,730
Morgan Stanley	437,500	5,906,250
Northern Trust Corp.	100,400	3,511,992
State Street Corp.	87,600	2,817,216
		23,386,297
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 7.9%
BB&T Corp.	546,100	$ 11,648,313
Standard Chartered PLC (United Kingdom)	97,962	1,966,487
U.S. Bancorp	648,800	15,272,752
Wells Fargo & Co.	1,880,130	45,348,736
		74,236,288
Diversified Financial Services - 5.1%
Citigroup, Inc.	480,470	12,309,641
JPMorgan Chase & Co.	1,170,600	35,258,472
		47,568,113
Insurance - 0.5%
AFLAC, Inc.	23,800	831,810
MetLife, Inc.	158,000	4,425,580
		5,257,390
TOTAL FINANCIALS		150,448,088
HEALTH CARE - 10.2%
Biotechnology - 1.8%
Amgen, Inc.	250,290	13,753,436
Gilead Sciences, Inc. (a)	85,500	3,317,400
		17,070,836
Health Care Providers & Services - 1.5%
Express Scripts, Inc. (a)	86,300	3,199,141
McKesson Corp.	118,200	8,593,140
Medco Health Solutions, Inc. (a)	45,500	2,133,495
		13,925,776
Pharmaceuticals - 6.9%
Abbott Laboratories	187,100	9,568,294
GlaxoSmithKline PLC sponsored ADR	213,500	8,815,415
Johnson & Johnson	125,100	7,970,121
Merck & Co., Inc.	520,800	17,035,368
Pfizer, Inc.	1,028,300	18,180,344
Roche Holding AG (participation certificate)	18,474	2,998,152
		64,567,694
TOTAL HEALTH CARE		95,564,306
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	215,200	$ 9,449,432
The Boeing Co.	106,300	6,432,213
United Technologies Corp.	156,100	10,983,196
		26,864,841
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	150,100	9,478,815
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	82,100	2,673,176
Electrical Equipment - 0.6%
Emerson Electric Co.	131,500	5,432,265
Industrial Conglomerates - 4.6%
Danaher Corp.	147,900	6,202,926
General Electric Co.	1,805,500	27,515,820
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	543,597	9,752,130
		43,470,876
Machinery - 1.6%
Ingersoll-Rand Co. Ltd.	415,399	11,668,558
PACCAR, Inc.	106,800	3,611,976
		15,280,534
Road & Rail - 0.3%
Union Pacific Corp.	30,500	2,490,935
TOTAL INDUSTRIALS		105,691,442
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 3.5%
Cisco Systems, Inc.	1,232,400	19,089,876
Juniper Networks, Inc. (a)	293,965	5,073,836
QUALCOMM, Inc.	182,600	8,879,838
		33,043,550
Computers & Peripherals - 7.1%
Apple, Inc. (a)	129,201	49,248,837
EMC Corp. (a)	463,900	9,737,261
Hewlett-Packard Co.	351,600	7,893,420
		66,879,518
Electronic Equipment & Components - 0.8%
Corning, Inc.	598,900	7,402,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.6%
Google, Inc. Class A (a)	46,650	$ 23,995,827
IT Services - 5.8%
Accenture PLC Class A	99,300	5,231,124
Cognizant Technology Solutions Corp. Class A (a)	116,600	7,310,820
International Business Machines Corp.	95,500	16,715,365
MasterCard, Inc. Class A	47,500	15,065,100
Visa, Inc. Class A	123,500	10,586,420
		54,908,829
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	280,300	3,203,829
Texas Instruments, Inc.	199,300	5,311,345
		8,515,174
Software - 4.1%
Microsoft Corp.	877,400	21,838,486
Oracle Corp.	570,900	16,407,666
		38,246,152
TOTAL INFORMATION TECHNOLOGY		232,991,454
MATERIALS - 0.5%
Chemicals - 0.5%
BASF AG	22,161	1,368,324
LyondellBasell Industries NV Class A	38,600	942,998
PPG Industries, Inc.	25,700	1,815,962
		4,127,284
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	619,400	1,882,976
UTILITIES - 0.8%
Electric Utilities - 0.5%
NextEra Energy, Inc.	34,400	1,858,288
PPL Corp.	91,430	2,609,412
		4,467,700
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.3%
National Grid PLC	296,142	$ 2,936,020
TOTAL UTILITIES		7,403,720
TOTAL COMMON STOCKS (Cost $994,795,802)		915,093,597
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.1%
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	18,100	985,319
Nonconvertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
Porsche Automobil Holding SE (Germany)	158,925	7,711,177
Volkswagen AG	41,300	5,536,141
		13,247,318
TOTAL PREFERRED STOCKS (Cost $16,905,216)		14,232,637
Money Market Funds - 0.0%

Fidelity Cash Central Fund, 0.12% (b) (Cost $155,037)	155,037	155,037
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,011,856,055)		929,481,271
NET OTHER ASSETS (LIABILITIES) - 0.9%		8,732,686
NET ASSETS - 100%		$ 938,213,957
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,836
Fidelity Securities Lending Cash Central Fund	11,996
Total	$ 13,832
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 106,086,420	$ 102,712,590	$ 3,373,830	$ -
Consumer Staples	107,137,272	107,137,272	-	-
Energy	117,007,953	117,007,953	-	-
Financials	150,448,088	150,448,088	-	-
Health Care	95,564,306	95,564,306	-	-
Industrials	105,691,442	105,691,442	-	-
Information Technology	232,991,454	232,991,454	-	-
Materials	4,127,284	4,127,284	-	-
Telecommunication Services	1,882,976	1,882,976	-	-
Utilities	8,389,039	4,467,700	3,921,339	-
Money Market Funds	155,037	155,037	-	-
Total Investments in Securities:	$ 929,481,271	$ 922,186,102	$ 7,295,169	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $1,019,032,687. Net unrealized depreciation aggregated $89,551,416, of which $41,250,202 related to appreciated investment securities and $130,801,618 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Fifty®

September 30, 2011

1.808769.107

FIF-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Hotels, Restaurants & Leisure - 6.9%
McDonald's Corp.	164,000	$ 14,402,480
Starbucks Corp.	766,300	28,575,327
		42,977,807
Household Durables - 1.8%
iRobot Corp. (a)(d)	452,000	11,372,320
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	71,000	15,352,330
Media - 2.3%
Sirius XM Radio, Inc. (a)(d)	9,567,000	14,446,170
Specialty Retail - 1.7%
TJX Companies, Inc.	188,000	10,428,360
Textiles, Apparel & Luxury Goods - 0.8%
Fossil, Inc. (a)	6,700	543,102
G-III Apparel Group Ltd. (a)	193,900	4,432,554
		4,975,656
TOTAL CONSUMER DISCRETIONARY		99,552,643
CONSUMER STAPLES - 8.1%
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	48,800	4,535,472
Household Products - 1.4%
Procter & Gamble Co.	141,000	8,908,380
Personal Products - 2.2%
Estee Lauder Companies, Inc. Class A	101,000	8,871,840
Nu Skin Enterprises, Inc. Class A	110,000	4,457,200
		13,329,040
Tobacco - 3.8%
British American Tobacco PLC sponsored ADR	262,000	22,199,260
Lorillard, Inc.	14,000	1,549,800
		23,749,060
TOTAL CONSUMER STAPLES		50,521,952
ENERGY - 14.6%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	37,000	1,707,920
Schlumberger Ltd.	104,000	6,211,920
		7,919,840
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 13.4%
Chevron Corp.	141,861	$ 13,124,980
EQT Corp.	371,000	19,796,560
Exxon Mobil Corp.	326,859	23,739,769
Keyera Corp. (d)	622,000	26,937,709
		83,599,018
TOTAL ENERGY		91,518,858
FINANCIALS - 5.5%
Consumer Finance - 2.3%
American Express Co.	152,000	6,824,800
Discover Financial Services	343,000	7,868,420
		14,693,220
Diversified Financial Services - 0.8%
Citigroup, Inc.	187,000	4,790,940
Real Estate Investment Trusts - 2.4%
Equity Residential (SBI)	166,000	8,610,420
Prologis, Inc.	257,000	6,232,250
		14,842,670
TOTAL FINANCIALS		34,326,830
HEALTH CARE - 14.9%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	199,000	12,747,940
Biogen Idec, Inc. (a)	72,700	6,772,005
		19,519,945
Health Care Equipment & Supplies - 5.5%
Baxter International, Inc.	108,000	6,063,120
Edwards Lifesciences Corp. (a)	398,000	28,369,440
		34,432,560
Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	272,200	12,553,864
Pharmaceuticals - 4.3%
Perrigo Co.	273,000	26,511,030
TOTAL HEALTH CARE		93,017,399
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.1%
Electrical Equipment - 1.2%
Polypore International, Inc. (a)	135,830	$ 7,677,112
Industrial Conglomerates - 1.4%
General Electric Co.	586,000	8,930,640
Machinery - 2.0%
Cummins, Inc.	152,000	12,412,320
Road & Rail - 1.5%
CSX Corp.	100,000	1,867,000
Union Pacific Corp.	93,000	7,595,310
		9,462,310
TOTAL INDUSTRIALS		38,482,382
INFORMATION TECHNOLOGY - 21.4%
Computers & Peripherals - 5.1%
Apple, Inc. (a)	84,726	32,295,856
Internet Software & Services - 1.3%
Google, Inc. Class A (a)	15,700	8,075,766
IT Services - 4.2%
MasterCard, Inc. Class A	83,000	26,324,280
Semiconductors & Semiconductor Equipment - 1.9%
Avago Technologies Ltd.	212,000	6,947,240
RF Micro Devices, Inc. (a)	752,000	4,767,680
		11,714,920
Software - 8.9%
Citrix Systems, Inc. (a)	52,000	2,835,560
Informatica Corp. (a)	318,000	13,022,100
Intuit, Inc.	672,000	31,879,680
salesforce.com, Inc. (a)	68,000	7,771,040
		55,508,380
TOTAL INFORMATION TECHNOLOGY		133,919,202
MATERIALS - 3.9%
Chemicals - 2.0%
LyondellBasell Industries NV Class A	100	2,443
W.R. Grace & Co. (a)	365,000	12,154,500
		12,156,943
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.9%
Newmont Mining Corp.	192,000	$ 12,076,800
TOTAL MATERIALS		24,233,743
UTILITIES - 6.7%
Electric Utilities - 6.7%
PPL Corp.	969,000	27,655,260
Southern Co.	334,000	14,151,580
		41,806,840
TOTAL COMMON STOCKS (Cost $629,241,336)		607,379,849
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.12% (b)	2,528,477	2,528,477
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	26,168,727	26,168,727
TOTAL MONEY MARKET FUNDS (Cost $28,697,204)		28,697,204
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $657,938,540)		636,077,053
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(10,892,770)
NET ASSETS - 100%		$ 625,184,283
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,258
Fidelity Securities Lending Cash Central Fund	28,032
Total	$ 34,290
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $662,265,302. Net unrealized depreciation aggregated $26,188,249, of which $30,355,773 related to appreciated investment securities and $56,544,022 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

Fidelity Fund
Class K

September 30, 2011

1.808776.107

FID-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,272,000	$ 29,218
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	562,000	49,355
Starbucks Corp.	1,444,900	53,880
Yum! Brands, Inc.	416,700	20,581
		123,816
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	354,900	76,740
Priceline.com, Inc. (a)	29,300	13,169
		89,909
Media - 1.1%
DIRECTV (a)	299,400	12,650
The Walt Disney Co.	1,204,600	36,331
		48,981
Specialty Retail - 0.6%
TJX Companies, Inc.	534,400	29,643
Textiles, Apparel & Luxury Goods - 1.7%
Ralph Lauren Corp.	623,673	80,890
TOTAL CONSUMER DISCRETIONARY		402,457
CONSUMER STAPLES - 14.1%
Beverages - 4.1%
Dr Pepper Snapple Group, Inc.	1,342,500	52,062
Grupo Modelo SAB de CV Series C	5,021,100	28,742
The Coca-Cola Co.	1,699,900	114,845
		195,649
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	780,000	26,192
Droga Raia SA	690,000	9,427
Walgreen Co.	417,300	13,725
		49,344
Food Products - 1.9%
Danone	415,100	25,694
Green Mountain Coffee Roasters, Inc. (a)	311,500	28,951
Kraft Foods, Inc. Class A	366,300	12,300
Mead Johnson Nutrition Co. Class A	352,800	24,283
		91,228
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.6%
Colgate-Palmolive Co.	419,200	$ 37,175
Kimberly-Clark Corp.	551,100	39,134
		76,309
Personal Products - 1.0%
Herbalife Ltd.	861,200	46,160
Tobacco - 4.4%
British American Tobacco PLC (United Kingdom)	576,000	24,327
Imperial Tobacco Group PLC	1,197,949	40,621
Japan Tobacco, Inc.	5,644	26,402
Lorillard, Inc.	319,400	35,358
Philip Morris International, Inc.	1,299,800	81,082
		207,790
TOTAL CONSUMER STAPLES		666,480
ENERGY - 11.3%
Energy Equipment & Services - 1.1%
Halliburton Co.	495,300	15,117
National Oilwell Varco, Inc.	340,300	17,430
Transocean Ltd. (United States)	374,200	17,864
		50,411
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	483,800	30,504
Bumi PLC	548,942	7,389
Chesapeake Energy Corp.	566,000	14,461
Chevron Corp.	1,566,500	144,933
EV Energy Partners LP	319,600	22,909
Exxon Mobil Corp.	876,400	63,653
Gulfport Energy Corp. (a)	828,800	20,040
Occidental Petroleum Corp.	990,500	70,821
Royal Dutch Shell PLC Class B sponsored ADR	851,400	52,829
Valero Energy Corp.	1,242,600	22,093
Williams Companies, Inc.	1,459,700	35,529
		485,161
TOTAL ENERGY		535,572
FINANCIALS - 12.4%
Capital Markets - 1.2%
Deutsche Bank AG (NY Shares)	529,500	18,326
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	419,900	$ 20,059
UBS AG (NY Shares) (a)	1,489,800	17,028
		55,413
Commercial Banks - 4.3%
BNP Paribas SA	350,200	14,099
Comerica, Inc.	759,400	17,443
M&T Bank Corp.	326,000	22,787
SunTrust Banks, Inc.	1,274,700	22,881
U.S. Bancorp	1,093,700	25,746
Wells Fargo & Co.	3,721,400	89,760
Zions Bancorporation	839,351	11,810
		204,526
Consumer Finance - 1.5%
American Express Co.	1,134,092	50,921
Discover Financial Services	957,900	21,974
		72,895
Diversified Financial Services - 2.5%
Citigroup, Inc.	2,507,810	64,250
JPMorgan Chase & Co.	1,834,200	55,246
		119,496
Insurance - 0.8%
The Chubb Corp.	635,400	38,118
Real Estate Investment Trusts - 1.8%
AvalonBay Communities, Inc.	415,800	47,422
Prologis, Inc.	522,272	12,665
Weyerhaeuser Co.	1,540,131	23,949
		84,036
Real Estate Management & Development - 0.3%
The St. Joe Co. (a)(d)	870,731	13,052
TOTAL FINANCIALS		587,536
HEALTH CARE - 11.5%
Biotechnology - 3.5%
Acorda Therapeutics, Inc. (a)	656,637	13,106
Alexion Pharmaceuticals, Inc. (a)	222,500	14,253
Amgen, Inc.	949,800	52,192
Biogen Idec, Inc. (a)	384,800	35,844
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	727,100	$ 14,644
Vertex Pharmaceuticals, Inc. (a)	775,300	34,532
		164,571
Health Care Equipment & Supplies - 1.9%
C. R. Bard, Inc.	376,700	32,976
Covidien PLC	900,600	39,716
Volcano Corp. (a)	487,200	14,436
		87,128
Health Care Providers & Services - 1.4%
Henry Schein, Inc. (a)	370,700	22,987
McKesson Corp.	618,400	44,958
		67,945
Pharmaceuticals - 4.7%
Elan Corp. PLC sponsored ADR (a)	2,044,596	21,530
Johnson & Johnson	1,206,000	76,834
Perrigo Co.	381,700	37,067
Pfizer, Inc.	2,034,100	35,963
Shire PLC	1,103,700	34,426
Valeant Pharmaceuticals International, Inc. (Canada)	477,200	17,781
		223,601
TOTAL HEALTH CARE		543,245
INDUSTRIALS - 9.0%
Aerospace & Defense - 4.1%
Goodrich Corp.	333,400	40,235
Precision Castparts Corp.	382,100	59,401
Safran SA	22,280	692
The Boeing Co.	600,700	36,348
United Technologies Corp.	804,200	56,584
		193,260
Building Products - 0.4%
Armstrong World Industries, Inc.	591,400	20,368
Construction & Engineering - 0.3%
Fluor Corp.	286,400	13,332
Electrical Equipment - 0.5%
Polypore International, Inc. (a)	384,800	21,749
Industrial Conglomerates - 0.7%
Danaher Corp.	790,900	33,170
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.4%
Cummins, Inc.	137,400	$ 11,220
Joy Global, Inc.	148,700	9,276
		20,496
Road & Rail - 2.6%
CSX Corp.	2,667,900	49,810
Union Pacific Corp.	928,600	75,839
		125,649
TOTAL INDUSTRIALS		428,024
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.7%
Motorola Solutions, Inc.	243,900	10,219
QUALCOMM, Inc.	1,455,700	70,791
		81,010
Computers & Peripherals - 5.2%
Apple, Inc. (a)	648,500	247,196
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	1,860,638	75,858
Arrow Electronics, Inc. (a)	618,000	17,168
		93,026
Internet Software & Services - 3.3%
Baidu.com, Inc. sponsored ADR (a)	188,900	20,195
eBay, Inc. (a)	1,987,400	58,608
Facebook, Inc. Class B (a)(e)	260,071	6,502
Google, Inc. Class A (a)	136,500	70,213
		155,518
IT Services - 3.0%
Accenture PLC Class A	677,100	35,670
Fidelity National Information Services, Inc.	838,400	20,390
International Business Machines Corp.	292,600	51,214
MasterCard, Inc. Class A	108,000	34,253
		141,527
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A	70,300	2,340
NXP Semiconductors NV (a)	142,400	2,011
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,059,300	12,108
		16,459
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.9%
Check Point Software Technologies Ltd. (a)	565,200	$ 29,820
Citrix Systems, Inc. (a)	668,200	36,437
Oracle Corp.	2,582,300	74,215
Solera Holdings, Inc.	837,581	42,298
		182,770
TOTAL INFORMATION TECHNOLOGY		917,506
MATERIALS - 4.4%
Chemicals - 2.0%
CF Industries Holdings, Inc.	381,200	47,036
LyondellBasell Industries NV Class A	512,879	12,530
Monsanto Co.	353,600	21,230
W.R. Grace & Co. (a)	407,800	13,580
		94,376
Metals & Mining - 2.4%
Goldcorp, Inc.	723,000	33,153
Newcrest Mining Ltd.	1,470,132	48,480
Newmont Mining Corp.	346,500	21,795
Walter Energy, Inc.	198,700	11,924
		115,352
TOTAL MATERIALS		209,728
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	185,500	9,980
Vodafone Group PLC sponsored ADR	1,222,500	31,357
		41,337
UTILITIES - 2.7%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	778,600	29,602
FirstEnergy Corp.	418,600	18,799
NextEra Energy, Inc.	658,100	35,551
PPL Corp.	666,600	19,025
		102,977
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.5%
ONEOK, Inc.	394,100	$ 26,026
TOTAL UTILITIES		129,003
TOTAL COMMON STOCKS (Cost $4,456,849)		4,460,888
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.12% (b)	167,638,081	167,638
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,661,750	2,662
TOTAL MONEY MARKET FUNDS (Cost $170,300)		170,300
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $4,627,149)		4,631,188
NET OTHER ASSETS (LIABILITIES) - 2.2%		106,111
NET ASSETS - 100%		$ 4,737,299
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,502,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 6,504
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 59
Fidelity Securities Lending Cash Central Fund	170
Total	$ 229
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 402,457	$ 402,457	$ -	$ -
Consumer Staples	666,480	615,751	50,729	-
Energy	535,572	535,572	-	-
Financials	587,536	587,536	-	-
Health Care	543,245	508,819	34,426	-
Industrials	428,024	428,024	-	-
Information Technology	917,506	911,004	-	6,502
Materials	209,728	161,248	48,480	-
Telecommunication Services	41,337	41,337	-	-
Utilities	129,003	129,003	-	-
Money Market Funds	170,300	170,300	-	-
Total Investments in Securities:	$ 4,631,188	$ 4,491,051	$ 133,635	$ 6,502
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,502
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,502
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $4,657,197,000. Net unrealized depreciation aggregated $26,009,000, of which $411,528,000 related to appreciated investment securities and $437,537,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011